As filed with the U.S. Securities and Exchange Commission on May 18, 2001

                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               / /
         Pre-Effective Amendment No.                                  / /


         Post-Effective Amendment No. 61                              /X/
                                      --


                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / /

         Amendment No. 62                                             /X/
                       --


                        (Check appropriate box or boxes.)
                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica CA      90401
--------------------------------------------------------------------------------
               (Address of Principal Executive Office)          (Zip Code)

        Registrant's Telephone Number, including Area Code    (310) 395-8005
--------------------------------------------------------------------------------

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

_____ immediately upon filing pursuant to paragraph (b).
_____ on April 1, 2001 pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
_____ on (date) pursuant to paragraph (a)(1)
__X__ 75 days after filing pursuant to paragraph (a)(2)
_____ on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.



                      Title of Securities Being Registered
                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                      TAX-MANAGED U.S. MARKETWIDE PORTFOLIO

--------------------------------------------------------------------------------


                                    CONTENTS

This Post-Effective Amendment No. 61/62 to Registration File
Nos. 2-73948/811-3258 includes the following:

1. Facing Page (1)

2. Contents Page


3. Part A -- Prospectus relating to the Registrant's Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio and Tax-Managed U.S. Marketwide Portfolio series of shares

4. Part B -- Statement of Additional Information relating to the Registrant's Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, Tax-Managed DFA International Value Portfolio and Tax-Managed U.S. Marketwide Portfolio series of shares

5. Part C -- Other Information

6. Signatures

                              P R O S P E C T U S


                                 AUGUST 1, 2001


 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

    The investment company described in this Prospectus offers a variety of investment portfolios. Each of the investment company's Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolios described in this Prospectus:

            Are generally available only to institutional investors
                 and clients of registered investment advisors.

                   Do not charge sales commissions or loads.

                     Are designed for long-term investors.

                 PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

                           DOMESTIC EQUITY SECURITIES


Tax-Managed U.S. Marketwide    Tax-Managed U.S. Small Cap
Value Portfolio                Value Portfolio
Tax-Managed U.S. Marketwide    (FORMERLY, TAX-MANAGED U.S.
Portfolio                        5-10 VALUE PORTFOLIO)


                      Tax-Managed U.S. Small Cap Portfolio
           (FORMERLY, TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO)

                        INTERNATIONAL EQUITY SECURITIES


       Tax-Managed DFA International Value Portfolio

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


RISK/RETURN SUMMARY.........................................    1

  ABOUT THE PORTFOLIOS......................................    1
  MANAGEMENT................................................    1
  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS...............    3
  OTHER RISKS...............................................    4
  RISK AND RETURN BAR CHARTS AND TABLES.....................    4

FEES AND EXPENSES...........................................    6

ANNUAL FUND OPERATING EXPENSES..............................    6

  EXAMPLE...................................................    6

SECURITIES LENDING REVENUE..................................    7

HIGHLIGHTS..................................................    7

  MANAGEMENT AND ADMINISTRATIVE SERVICES....................    7
  PURCHASE, VALUATION AND REDEMPTION OF SHARES..............    7

U.S. VALUE PORTFOLIOS.......................................    8

  INVESTMENT OBJECTIVES AND POLICIES........................    8

U.S. MARKETWIDE PORTFOLIO...................................    9

  INVESTMENT OBJECTIVE AND POLICIES.........................    9

U.S. SMALL CAP PORTFOLIO....................................    9

  INVESTMENT OBJECTIVE AND POLICIES.........................    9

INTERNATIONAL EQUITY PORTFOLIO..............................   10

  INVESTMENT OBJECTIVES AND POLICIES........................   10

TAX MANAGEMENT STRATEGIES...................................   11

PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS......................   11

SECURITIES LOANS............................................   12

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING..............   12

MANAGEMENT OF THE FUNDS.....................................   13

  CONSULTING SERVICES--TAX-MANAGED DFA INTERNATIONAL VALUE
    PORTFOLIO...............................................   13

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES............   13

PURCHASE OF SHARES..........................................   15

  CASH PURCHASES............................................   15
  IN-KIND PURCHASES.........................................   15

VALUATION OF SHARES.........................................   16

  NET ASSET VALUE...........................................   16

EXCHANGE OF SHARES..........................................   17

REDEMPTION OF SHARES........................................   18

  REDEMPTION PROCEDURE......................................   18
  REDEMPTION OF SMALL ACCOUNTS..............................   18
  IN-KIND REDEMPTIONS.......................................   19

THE FEEDER PORTFOLIOS.......................................   19

MANAGEMENT'S DISCUSSION AND ANALYSIS........................   20

FINANCIAL HIGHLIGHTS........................................   23

SERVICE PROVIDERS...........................................   25

RISK/RETURN SUMMARY

ABOUT THE PORTFOLIOS
-------------------

The Portfolios:

- Are generally offered to institutional investors and clients of registered investment advisers.

-  Do not charge sales commissions or "loads".

-  Are designed for long-term investors.

The Portfolios are no-load and low cost.

MARKET RISK: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you may lose money.


SOME PORTFOLIOS HAVE SPECIAL STRUCTURES: The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Marketwide Portfolio are called "Feeder Portfolios," because they do not buy individual securities directly. Instead, each invests in a corresponding fund called a "Master Fund." A Master Fund in turn purchases stocks, bonds and/or other securities.



POSSIBLE COMPLICATIONS: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Feeder Portfolios might encounter operational or other complications.


A Master Fund buys securities directly. A Feeder Portfolio invests in the Master Fund's shares. The two have the same gross investment returns.

MANAGEMENT
------------


Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for each non-Feeder Portfolio and Master Fund. (The Feeder Portfolios do not need an investment manager.)


EQUITY INVESTMENT APPROACH:
-------------------------

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.  Creating a sub-set of companies meeting the Advisor's investment guidelines.

3. Excluding certain companies after analyzing various factors (for example, solvency).

4. Purchasing stocks so the portfolio is generally market capitalization weighted.

Certain Domestic Equity Portfolios use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1. Creating an initial universe of securities based on total market capitalization.

2. Identifying a sub-set of companies meeting the Advisor's investment guidelines.

3. Generally, considering a stock (which may be listed on any principal U.S. exchange or over-the-counter market) for purchase only if the stock's market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

For example, the Tax-Managed U.S. Small Cap Value Portfolio and the Tax-Managed U.S. Small Cap Portfolio generally purchase stocks whose market capitalizations are in the lowest 8% of total market capitalization.

MARKET CAPITALIZATION MEANS the number of shares of a company's stock outstanding times price per share.

MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.

TOTAL MARKET CAPITALIZATION is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or Nasdaq National Market-Registered Trademark- ("Nasdaq").

TAX-MANAGED PORTFOLIO STRATEGIES:

The Advisor's tax management strategies are designed to maximize the after tax value of a shareholder's investment. Generally, the Advisor buys and sells a tax-managed portfolio's securities with the goals of:

1. Delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated).

2. Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

3.  Reducing dividends.

Shareholders of Tax-Managed Portfolios may save on taxes while they hold their shares. However, they will still have to pay taxes if they sell their shares at a profit.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-----------------------------------------

DOMESTIC EQUITY PORTFOLIOS:

THE U.S. VALUE PORTFOLIOS
----------------------

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
(FORMERLY, TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO)

- INVESTMENT OBJECTIVE(S): Long-term capital appreciation while minimizing federal income taxes on returns.

-  INVESTMENT STRATEGY:

   - TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO -- Buy shares of a Master Fund that purchases value stocks of United States companies on a market capitalization weighted basis. The Master Fund intends to maximize the after tax value of a shareholder's investment.

   - TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO -- Purchase value stocks of small United States companies on a market capitalization weighted basis. The Portfolio intends to maximize the after tax value of a shareholder's investment.

- HOW THE PORTFOLIOS DIFFER: The Portfolios focus on different parts of the value stocks universe:

   - TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO -- The full universe except for very small cap stocks.

   - TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO -- Small capitalization issues.

"VALUE STOCKS": Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends and book value.

In selecting value stocks, the Advisor primarily considers price relative to book value.

MARKET RISK: Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate.

SMALL COMPANY RISK: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.


THE U.S. MARKETWIDE PORTFOLIO
---------------------------



TAX-MANAGED U.S. MARKETWIDE PORTFOLIO



- INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing federal income taxes on returns.



- INVESTMENT STRATEGY: Buy shares of a Master Fund that purchases stocks of United States companies on a market capitalization weighted basis. The Master Fund intends to maximize the after tax value of a shareholder's investment.



MARKET RISK: Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate.



SMALL COMPANY RISK: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

THE U.S. SMALL CAP PORTFOLIO
--------------------------

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
(FORMERLY, TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO)

- INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing federal income taxes on returns.

- INVESTMENT STRATEGY: Purchase stocks of small United States companies on a market capitalization weighted basis. The Portfolio intends to maximize the after tax value of a shareholder's investment.

RISK OF SMALL COMPANIES: Securities of small firms are often less liquid than those of larger companies. As a result, the stocks of very small companies may fluctuate more in price than the stocks of larger companies.

INTERNATIONAL EQUITY PORTFOLIO:

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing federal income taxes on returns.

- INVESTMENT STRATEGY: Purchase value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country. The Portfolio intends to maximize the after tax value of a shareholder's investment.

FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Portfolios generally do not hedge foreign currency risk.

Most Portfolios and the Master Fund do not hedge their foreign currency risks.

OTHER RISKS
-----------

TAX-MANAGEMENT:
---------------

The tax-management strategies may alter investment decisions and affect the Portfolio holdings, when compared to those of non-tax managed mutual funds. The Advisor anticipates that performance of the Portfolios may deviate from that of non-tax managed mutual funds.

SECURITIES LENDING:
----------------


Non-Feeder Portfolios and the Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.


RISK AND RETURN BAR CHARTS AND TABLES
--------------------------------------


The Bar Charts and Tables below illustrate the variability of each Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolios. Shown are changes in performance from year to year, and how annualized 1 year and since inception returns compare with those of a broad measure of market performance. Past performance is not an indication of future results. The Tax-Managed U.S. Marketwide Portfolio had not commenced operations as of the date of this prospectus, so no performance is available for this Portfolio.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

TAX-MANAGED
U.S. MARKETWIDE
VALUE PORTFOLIO

TOTAL RETURNS (%)
1999                5.44
2000               10.91

JANUARY 1999-MARCH 2001
    HIGHEST QUARTER                   LOWEST QUARTER
16.45                    (4/99-6/99)          -12.02  (7/99-9/99)

Year-to-date return as of March 31, 2001 was 2.71%.

     PERIODS ENDING DECEMBER 31, 2000
                                               One  Since 1/99
Annualized Returns (%)                        Year   Inception
Tax-Managed U.S. Marketwide Value Portfolio  10.91        8.14
Russell 3000 Value Index                      8.01        7.32

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO (FORMERLY, TAX-MANAGED U.S. 5-10 VALUE PORTFOLIO)

TOTAL RETURNS (%)
1999               12.76
2000               12.72

JANUARY 1999-MARCH 2001
Highest Quarter                       Lowest Quarter
23.04                    (4/99-6/99)           -6.82  (7/99-9/99)

Year-to-date return as of March 31, 2001 was 4.20%.

     PERIODS ENDING DECEMBER 31, 2000
                                              One  Since 1/99
Annualized Returns (%)                       Year   Inception
Tax-Managed U.S. Small Cap Value Portfolio  12.72       12.74
Russell 2000 Value Index                    22.80        9.98

TAX-MANAGED U.S. SMALL CAP PORTFOLIO (FORMERLY, TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO)

TOTAL RETURNS (%)
      1999         30.08
      2000         1.48

JANUARY 1999-MARCH 2001
Highest Quarter                       Lowest Quarter
21.71                    (4/99-6/99)           -8.24  (10/00-12/00)

Year-to-date return as of March 31, 2001 was -3.20%.


PERIODS ENDING DECEMBER 31, 2000   ONE   SINCE 1/99
Annualized Returns (%)             Year   Inception
Tax-Managed U.S.                   1.48       14.89
Small Cap Portfolio
Russell 2000 Index                -3.03        8.44

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

TOTAL RETURNS (%)
2000               0.04

JANUARY 1999-MARCH 2001
Highest Quarter                         Lowest Quarter
5.45                     (10/00-12/00)           -7.74  (1/01-3/01)

Year-to-date return as of March 31, 2001 was -7.74%.

      PERIODS ENDING DECEMBER 31, 2000
                                                  One  Since 5/99
Annualized Returns (%)                           Year   Inception
Tax-Managed DFA International Value Portfolio    0.04        4.62
MSCI EAFE Index (net dividends)                -14.16        1.95

                               FEES AND EXPENSES

    This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT): NONE

                         ANNUAL FUND OPERATING EXPENSES

               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

    Except as indicated below, the expenses in the following table are annualized based on those incurred by the Portfolios (and the corresponding Master Fund, where applicable) for the fiscal year ended November 30, 2000.


                                                                                         TOTAL
                                                                                        ANNUAL
               ANNUAL FUND OPERATING EXPENSES                  MANAGEMENT    OTHER     OPERATING
          (AS A PERCENTAGE OF AVERAGE NET ASSETS)                 FEE       EXPENSES   EXPENSES
------------------------------------------------------------   ----------   --------   ---------
Tax-Managed U.S. Marketwide Value Portfolio(1)..............      0.35%       0.15%      0.50%
Tax-Managed U.S. Marketwide Portfolio(1)(2)(3)..............      0.15%       0.15%      0.30%
Tax-Managed U.S. Small Cap Value Portfolio*.................      0.50%       0.10%      0.60%
Tax-Managed U.S. Small Cap Portfolio*.......................      0.50%       0.11%      0.61%
Tax-Managed DFA International Value Portfolio...............      0.50%       0.31%      0.81%


------------------------


*   Prior to April 1, 2001, the Portfolios were named as indicated below:


    NAME                                          FORMER NAME
    ----                                          -----------
    Tax-Managed U.S. Small Cap Value Portfolio    Tax-Managed U.S. 5-10 Value Portfolio
                                                  Tax-Managed U.S. 6-10 Small Company
    Tax-Managed U.S. Small Cap Portfolio            Portfolio

 (1) Feeder Portfolio. The "Management Fee" includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio.


 (2) "Other Expenses" are annualized estimates based on anticipated fees and expenses through the fiscal year ending November 30, 2001. The Portfolio had not begun operations prior to the date of this prospectus.



 (3) Effective as of August 1, 2001, the Advisor has agreed to waive its administrative fee and assume the direct and indirect expenses of the Tax-Managed U.S. Marketwide Portfolio, up to the total amount of management fees earned on Portfolio assets invested in the Master Fund, to the extent necessary to reduce such cumulative expenses of the Portfolio to not more than 0.30% of the average net assets of the Portfolio on an annualized basis. This arrangement includes the fees and expenses of the Master Fund. For purposes of this waiver and assumption, the expenses are those expenses incurred in any period consisting of thirty-six consecutive months. In that respect, provided the cumulative expenses do not exceed 0.30%, the Advisor retains the right to recoup any fees and expenses that were previously waived during the preceding thirty-six months. The Advisor retains the right, in its sole discretion, subject to notification to the Board of Directors of the DFA Investment Dimensions Group Inc., to change or eliminate such waiver and assumption of expenses in the future.


                                    EXAMPLE

    This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   ---------
Tax-Managed U.S. Marketwide Value...........................    $ 51       $160       $280      $  628
Tax-Managed U.S. Marketwide.................................      31         97         NA          NA
Tax-Managed U.S. Small Cap Value*...........................      61        192        335         750
Tax-Managed U.S. Small Cap*.................................      62        195        340         762
Tax-Managed DFA International Value.........................      83        259        450       1,002


------------------------


*   Prior to April 1, 2001, the Portfolios were named as indicated below:


    NAME                                          FORMER NAME
    ----                                          -----------
    Tax-Managed U.S. Small Cap Value Portfolio    Tax-Managed U.S. 5-10 Value Portfolio
                                                  Tax-Managed U.S. 6-10 Small Company
    Tax-Managed U.S. Small Cap Portfolio            Portfolio


    With respect to the Tax-Managed U.S. Marketwide Value Portfolio and the Tax-Managed U.S. Marketwide Portfolio, the Example summarizes the aggregate annual operating expenses of both the Portfolio and the Master Fund in which the Portfolio invests.


                           SECURITIES LENDING REVENUE


    For the fiscal year ended November 30, 2000, the following Portfolios and Master Fund received the following net revenue from a securities lending program (See "SECURITIES LOANS") which constituted a percentage of the average daily net assets of the Portfolio or Master Fund:


                                                                            PERCENTAGE
                                                                              OF NET
PORTFOLIO/MASTER FUND                                         NET REVENUE     ASSETS
---------------------                                         -----------   ----------
Tax-Managed U.S. Marketwide Value Series....................    $ 44,000       0.02%
Tax-Managed U.S. Small Cap Value Portfolio..................     251,000       0.07%
Tax-Managed U.S. Small Cap Portfolio........................     249,000       0.19%
Tax-Managed DFA International Value Portfolio...............      56,000       0.07%

                                   HIGHLIGHTS

MANAGEMENT AND ADMINISTRATIVE SERVICES


    The Advisor serves as investment advisor to each of the Portfolios (except the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Marketwide Portfolio) and to the Master Funds. The Advisor provides the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Marketwide Portfolio with certain administrative services. (See "MANAGEMENT OF THE FUNDS.")


PURCHASE, VALUATION AND REDEMPTION OF SHARES


    The shares of the Portfolios are sold at net asset value. The redemption price of the shares of all of the Portfolios is equal to the net asset value of their shares. The value of the shares issued by the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Marketwide Portfolio will fluctuate in relation to the investment experience of the Master Funds in which each Portfolio invests. The value of the shares issued by all other Portfolios will fluctuate in relation to their own investment experience. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

                             U.S. VALUE PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of these Portfolios is to achieve long-term capital appreciation. The Tax-Managed U.S. Marketwide Value Portfolio will pursue its investment objective by investing all of its assets in the Tax-Managed
U.S. Marketwide Value Series of The DFA Investment Trust Company (the "Trust"). The Tax-Managed U.S. Marketwide Value Series has the same investment objective and policies as the Tax-Managed U.S. Marketwide Value Portfolio.

    The Tax-Managed U.S. Small Cap Value Portfolio (formerly, Tax-Managed U.S. 5-10 Value Portfolio) and the Tax-Managed U.S. Marketwide Value Series invest directly in portfolio securities. Ordinarily, each Portfolio and Series will invest its assets in the common stocks of U.S. companies which the Advisor determines to be "value" stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, however, the Advisor may consider additional factors such as a company's price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company's industry. The criteria the Advisor uses for assessing value are subject to change from time to time.


    The Tax-Managed U.S. Marketwide Value Series generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers for purchase by the Tax-Managed U.S. Marketwide Value Series securities of companies whose market capitalizations generally are in the highest 95% of total market capitalization. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of December 31, 2000, generally, the market capitalization of a company in the highest 95% of total market capitalization was approximately $870 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Value Series will invest at least 80% of its net assets in securities of U.S. companies. If the Tax-Managed U.S. Marketwide Value Series changes this investment policy, Tax-Managed U.S. Marketwide Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.



    The Tax-Managed U.S. Small Cap Value Portfolio generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. As of December 31, 2000, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1567 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Tax-Managed U.S. Small Cap Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Small Cap Value Portfolio.


    The total market capitalization ranges, and the value criteria used by the Advisor for the Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Small Cap Value Portfolio, as described above, generally apply at the time of purchase by either the Tax-Managed U.S. Marketwide Value Series or the Tax-Managed U.S. Small Cap Value Portfolio. The Tax-Managed U.S. Marketwide Value Series and Tax-Managed U.S. Small Cap Value Portfolio are not required to dispose of a security if the security's issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor's judgement, circumstances warrant their sale. See "PORTFOLIO TRANSACTION--All Portfolios" in this prospectus.


                           U.S. MARKETWIDE PORTFOLIO



INVESTMENT OBJECTIVE AND POLICIES



    The investment objective of the Tax-Managed U.S. Marketwide Portfolio is to achieve long-term capital appreciation. The Tax-Managed U.S. Marketwide Portfolio will pursue its investment objective by investing all of its assets in the Tax-Managed U.S. Marketwide Series of the Trust. The Tax-Managed U.S. Marketwide Series has the same investment objective and policies as the Tax-Managed U.S. Marketwide Portfolio. The Tax-Managed U.S. Marketwide
Series invests directly in portfolio securities.



    The Tax-Managed U.S. Marketwide Series generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers for purchase by the Tax-Managed U.S. Marketwide
Series securities of companies whose market capitalizations generally are in the highest 95% of total market capitalization. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of December 31, 2000, generally, the market capitalization of a company in the highest 95% of total market capitalization was approximately $870 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Series will invest at least 80% of its net assets in securities of U.S. companies. If the Tax-Managed U.S. Marketwide Series changes this investment policy, Tax-Managed U.S. Marketwide Portfolio will notify shareholders at least 60 days in advance of this change, and will change the name of the Portfolio.



    The total market capitalization range used by the Advisor for the Tax-Managed U.S. Marketwide Series, as described above, generally applies at the time of purchase by the Series. The Tax-Managed U.S. Marketwide Series is not required to dispose of a security if the security's issuer is no longer within this total market capitalization range. Similarly, the Advisor is not required to dispose of a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization range nevertheless may be sold at any time when, in the Advisor's judgement, circumstances warrant their sale. See "PORTFOLIO TRANSACTIONS--All Portfolios" in this prospectus.


                            U.S. SMALL CAP PORTFOLIO


INVESTMENT OBJECTIVE AND POLICIES



    The investment objective of the Tax-Managed U.S. Small Cap Portfolio (formerly, the Tax-Managed 6-10 Small Company Portfolio) is to achieve long-term capital appreciation. The Portfolio provides investors with access to a securities portfolio generally consisting of small U.S. companies traded on a principal U.S. exchange or on an over-the-counter market. Company size will be determined for purposes of the Portfolio solely on the basis of a company's market capitalization which will be calculated by multiplying the price of a company's stock by the number of its shares of outstanding common stock. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of December 31, 2000, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1567 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Small Cap Portfolio will invest at least 80% of its net assets in securities of small cap

U.S. companies. If the Tax-Managed U.S. Small Cap Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.


    The Advisor believes that over the long term the investment performance of small companies is superior to large companies, although the share price may fluctuate more in the short-term.


    The Tax-Managed U.S. Small Cap Portfolio may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Portfolio. It is the intention of the Tax-Managed U.S. Small Cap Portfolio to generally acquire a portion of the common stock of each eligible company on a market capitalization weighted basis. In addition, the Tax-Managed U.S. Small Cap Portfolio is authorized to invest in privately placed convertible debentures. Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Tax-Managed U.S. Small Cap Portfolio's net assets at the time of purchase.


                         INTERNATIONAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of the Tax-Managed DFA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Portfolio intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the Portfolio may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Portfolio's asset growth permits, it may invest in the stocks of large companies in other developed markets.

    Under normal market conditions, the Portfolio intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Portfolio's assets will be invested in such companies in any one country. The Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Portfolio invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts.

    As of the date of this prospectus, the Portfolio intends to invest in companies having at least $800 million of market capitalization, and the Portfolio intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor may reset such floor from time to time to reflect changing market conditions. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of companies within each country. As a result, the weighting of certain countries in the Portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

    The Tax-Managed DFA International Value Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

                           TAX MANAGEMENT STRATEGIES


    The Portfolios and the Master Funds described in this Prospectus seek to maximize the after tax value of an investment by managing their portfolios in a manner that will defer the realization of net capital gains where possible and will attempt to reduce dividend income.


    When selling securities, a Portfolio or Master Fund typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains generally are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. Each Portfolio or Master Fund, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, each Portfolio or Master Fund, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.


    The Advisor will attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Portfolios and the Master Funds may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the Master Fund level, the requisite holding period of the dividend paying stock is not met. Portfolio investments also may be managed to emphasize low dividend-yielding securities.



    The Portfolios and the Master Funds are expected to deviate from their market capitalization weightings to a greater extent than non-Tax-Managed Portfolios. For example, the Advisor may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, the Tax-Managed Portfolios and Master Funds may dispose of securities whenever the Advisor determines that disposition is consistent with their tax management strategies or is otherwise in the best interest of a Portfolio or Master Fund.


    Although the Advisor intends to manage each Portfolio or Master Fund in a manner to minimize the realization of capital gains and taxable dividend income each year, the Portfolios may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor's control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when a Portfolio or Master Fund realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gains, if any, on a redemption of a Portfolio's shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder's tax basis in the shares redeemed.

                     PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS

    Investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio.

                                SECURITIES LOANS


    All of the Portfolios and the Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as a Feeder Portfolio will only hold shares of its corresponding Master Fund, the Portfolio does not intend to lend those shares. While a Portfolio or Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio or Master Fund. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio's or Master Fund's total assets. In connection with such loans, a Portfolio or Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios and Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group Inc. (the "Fund") or the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.


                 DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

    The portfolio structures of each Portfolio and Master Fund involve market capitalization weighting. That is, their investment portfolios are market capitalization weighted. Deviation from strict market capitalization weighting may occur for several reasons. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.


    The Tax-Managed Portfolios and the Master Funds should not be expected to adhere to their market capitalization weightings to the same extent as non-tax-managed portfolios advised by the Advisor. The tax management strategies used by the Advisor to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from market capitalization weighting.


    Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See "PURCHASE OF SHARES--In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

    Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Portfolio or Master Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a Portfolio's or Master Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                            MANAGEMENT OF THE FUNDS


    Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to the Master Funds. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all non-feeder Portfolios and the Master Funds are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Portfolios (except the Feeder Portfolios) and the Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor's address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. For advisory fees that the Portfolios (other than the Tax-Managed U.S. Marketwide Portfolio) have incurred for the fiscal year ended November 30, 2000, see "ANNUAL FUND OPERATING EXPENSES."


    The Fund and the Trust bear all of their own costs and expenses, including: services of their independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund on the basis of its relative net assets.


    The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $32 billion. The Advisor owns 100% of the outstanding shares of Dimensional Fund Advisors Ltd. ("DFAL") and beneficially owns 100% of DFA Australia Limited ("DFA Australia").


CONSULTING SERVICES--TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

    The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to Tax-Managed DFA International Value Portfolio.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES


    In general, the policy of the Portfolios, except Tax-Managed U.S. Marketwide Value Portfolio, is to distribute substantially all of their net investment income together with any net realized capital gains in December of each year. Dividends from net investment income of Tax-Managed U.S. Marketwide Value Portfolio are generally distributed quarterly (on a calendar basis) and any net realized capital gains are distributed annually after November 30. The schedule below sets forth the dividend and capital gains distribution payment schedule of the Portfolios.



                                                                             INCOME
                                                 INCOME     CAPITAL GAINS   DIVIDEND
                                                DIVIDENDS   DISTRIBUTIONS     CASH      CAPITAL GAINS
                                                SCHEDULE      SCHEDULE       OPTION      CASH OPTION
                                                ---------   -------------   ---------   -------------
Tax-Managed U.S. Marketwide Value Portfolio...  Quarterly    Annually          Yes          Yes
Tax-Managed U.S. Marketwide Portfolio.........  Annually     Annually          Yes          Yes
Tax-Managed Small Cap Portfolio...............  Annually     Annually          Yes          Yes
Tax-Managed Small Cap Value Portfolio.........  Annually     Annually          Yes          Yes
Tax-Managed DFA International Value
 Portfolio....................................  Annually     Annually          No            No

    Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless, as to a Portfolio other than the Tax-Managed DFA International Value Portfolio, upon written notice to the Advisor, the shareholder selects one of the options listed below.

       Income Option--to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

       Capital Gains Option--to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

       Cash Option--to receive both income dividends and capital gains distributions in cash.


    Certain investments by the Portfolios (or, in the case of each of the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Marketwide Portfolio, its respective Master Fund) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the dividends received deduction or whether certain foreign tax credits or deductions may be available to an investor in a Portfolio.


    The Tax-Managed DFA International Value Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% in value of the total assets of the Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code.

    Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually as to the U.S. federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

    Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

    The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions and on sales of shares of a Portfolio. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.


    A Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS regulations concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


    The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

                               PURCHASE OF SHARES

CASH PURCHASES

    Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

    "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

    Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio by check should send their check to DFA Investment Dimensions Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington,
Delaware 19809.

    Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

    Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES


    If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or the Master Funds) or otherwise represented in their portfolios as described in this prospectus or in exchange for local currencies in which such securities of the Tax-Managed DFA International Value Portfolio are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Tax-Managed DFA International Value Portfolio with local currencies should first contact the Advisor for wire instructions.


    The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio or Master Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio or Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

    A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                              VALUATION OF SHARES

NET ASSET VALUE


    The net asset value per share of each Portfolio and each Master Fund is calculated as of the close of the NYSE by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. The value of the shares of each Portfolio will fluctuate in relation to its own investment experience. The value of the shares of each Feeder Portfolio will fluctuate in relation to the investment experience of the corresponding Master Fund in which the Portfolio invests. Securities held by the Portfolios and the Master Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be.


    Provided that the transfer agent has received the investor's Account Registration Form in good order and the custodian has received the investor's payment, shares of the Portfolio selected will be priced at the public offering price calculated next after receipt of the investor's funds by the custodian. The transfer agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor's payment (provided that the sub-transfer agent has received the investor's purchase order in good order).

    Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Tax-Managed DFA International Value Portfolio are determined as of such times for the purpose of computing the net asset value of the Portfolio. If events which materially affect the value of the investments of the Portfolio occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. Since the Tax-Managed DFA International Value Portfolio owns securities that are primarily listed on foreign exchanges, which may trade on days when the Portfolio does not price its shares, the net asset value of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares. The net asset value per share of the Tax-Managed DFA International Value Portfolio is expressed in U.S. dollars by translating the net assets of the Portfolio using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources.



    Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value.


                               EXCHANGE OF SHARES

Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to:

                      DFA Investment Dimensions Group Inc.
                            Attn: Client Operations
                         1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401

    The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. Such exchange is subject to any applicable reimbursement fee charged by a Portfolio in connection with the sale of its shares.

    Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio's prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.

    The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

    The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order, plus any applicable reimbursement fee on purchases by exchange. "Good order" means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor's state of residence.

    There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

                              REDEMPTION OF SHARES

REDEMPTION PROCEDURE

    Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

    Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder's own expense. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. (See "PURCHASE OF SHARES.") In the interests of economy and convenience, certificates for shares are not issued.

    Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

    With respect to each Portfolio, the Fund reserves the right to redeem a shareholder's account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS


    When in the best interests of a Feeder Portfolio, the Feeder Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio receives from the Master Fund in lieu of cash. A Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash, when in the best interests of the Portfolio. The Portfolios and the Master Funds are also authorized to make redemption payments solely by a distribution of portfolio securities (or a combination of securities and cash) when it is determined by the Advisor to be consistent with the tax management strategies described in this prospectus. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs when selling securities that were received in payment of redemptions. The Tax-Managed DFA International Value Portfolio reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.



                             THE FEEDER PORTFOLIOS



    Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.



    The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund.



    The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to a Master Fund, and through its investment in a Master Fund, a Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

    If the Board of Directors of the Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by the Feeder Portfolio of its investment in its corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio.


                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW

TWELVE MONTHS ENDING NOVEMBER 30, 2000

    The overriding factor in explaining equity market performance for the period under review was a sharp reversal in relative performance between growth and value stocks. For the quarter ending February 28, 2000, growth stocks outperformed value stocks, continuing a pattern established throughout calendar years 1998 and 1999. During this period, total return for the Russell 1000 Growth Index was 10.39% compared to -10.02% for the Russell 1000 Value Index. The resulting spread of 20.41% was, at that time, the largest since the inception of the Russell indices in 1979. The margin of superiority for growth stocks was even greater among small companies: total return for the Russell 2000 Growth Index exceeded that of the Russell 2000 Value Index by 37.14%, also a record high.

INDEX                                 3 MOS ENDING 2/28/00   9 MOS ENDING 11/30/00   12 MOS ENDING 11/30/00
-----                                 --------------------   ---------------------   ----------------------
Russell 1000 Growth.................              10.39%                 -19.87%                 -11.56%
Russell 1000 Value..................             -10.02%                  13.80%                   2.40%
Russell 2000 Growth.................              43.65%                 -40.15%                 -14.02%
Russell 2000 Value..................               6.51%                   7.30%                  14.29%

Source: Frank Russell Co.

    These roles were reversed during the remainder of the period ending
November 30, 2000, with value stocks outperforming growth stocks by a wide margin. The sharp decline in growth stocks more than erased the performance edge over value stocks established earlier in the period.

    A major factor in the performance of growth stocks was the extremely volatile behavior of companies in the technology and communications sectors, which together represented 40.5% of the market value of the S&P 1500 Composite Index as of February 28, 2000. The Nasdaq Composite Index, which is heavily represented by such firms, advanced sharply in the early months of the period under review, reaching a record high of 5,048.62 on March 10, 2000, an increase of 51.3% from November 30, 1999. The index subsequently fell sharply throughout the summer and fall, closing at 2,597.93 on November 30, 2000, a decline of 48.5% from the peak in March.

    While technology and communications issues fell sharply, many issues in the energy, utility, financial, and transportation sectors were performing well. The Dow Jones Transportation Average, for example, rose 34.8% between February 28 and November 30, 2000, while the Nasdaq Composite Index over this period fell -44.7%.

    Small company stocks experienced volatile results as well, with the smallest firms exhibiting the most extreme behavior. For the quarter ending February 28, 2000, total returns were 45.82% for the U.S. Micro

Cap Portfolio (a portfolio managed by the Advisor), 33.63% for the Tax-Managed U.S. Small Cap Portfolio, and 27.61% for the Russell 2000 Index. Over the subsequent three quarters, total returns were -27.73% for the U.S. Micro Cap Portfolio, -20.30% for the Tax-Managed U.S. Small Cap Portfolio, and -22.10% for the Russell 2000 Index.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW


TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO


    The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such firms. It also seeks to maximize the after-tax value of a shareholder's investment by deferring net capital gains. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 596 stocks as of November 30, 2000, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2000, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -4.21% for the S&P 500-Registered Trademark- Index, 3.17% for the Russell 3000 Value Index and -11.70% for the Russell 3000 Growth Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio over this period was 2.80%.

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

    The Tax-Managed U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks, and also seeks to maximize the after-tax value of a shareholder's investment by deferring net capital gains. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small cap value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2000, the Portfolio held 1,494 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.5% of Portfolio assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2000, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -4.21% for the S&P 500-Registered Trademark- Index, 14.29% for the Russell 2000 Value Index and 8.82% for the S&P/BARRA 600 SmallCap Value Index. Total return for the Tax-Managed U.S. Small Cap Value Portfolio over this period was 8.50%.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

    The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks, and also seeks to maximize the after-tax value of a shareholder's investment by deferring net capital gains. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2000, the Portfolio held 2,983 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.5% of Fund assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2000, small company stocks generally outperformed large company stocks. Total returns were -4.21% for the S&P 500-Registered Trademark-Index, and -0.59% for the Russell 2000 Small Company Index. Total return for the Tax-Managed U.S. Small Cap Portfolio over this period was 6.50%.


    Note: Tax-Managed U.S. Marketwide Portfolio did not have operations prior to the date of this prospectus, and therefore, did not have performance during the twelve months ending November 30, 2000.


INTERNATIONAL EQUITY MARKET REVIEW

TWELVE MONTHS ENDING NOVEMBER 30, 2000

    Global equity markets turned in a mixed performance for the period under review, with European markets generally performing well and those in the Pacific Rim doing relatively poorly. The U.S. dollar appreciated relative to most foreign currencies during this period, diminishing net returns for U.S. investors.

              TOTAL RETURNS FOR 12 MONTHS ENDING NOVEMBER 30, 2000

COUNTRY                                                     LOCAL CURRENCY RETURN   U.S. DOLLAR RETURN
-------                                                     ---------------------   ------------------
United Kingdom............................................               -1.68%               -12.48%
France....................................................               14.59%                -0.92%
Germany...................................................                5.80%                -8.53%
Switzerland...............................................                8.51%                -0.56%
Netherlands...............................................               16.04%                 0.33%
Italy.....................................................               28.57%                11.15%
Japan.....................................................              -11.82%               -18.65%
Hong Kong.................................................              -15.33%               -15.70%
Australia.................................................               12.14%                -7.26%
Singapore.................................................              -15.98%               -19.53%

Source: Morgan Stanley Capital International

    The volatile performance of technology stocks, which heavily influenced the U.S. market, appeared to be a global phenomenon to some extent. As a result, international value stocks generally trailed growth stocks for the first quarter of the period under review, but outperformed growth stocks by a wide margin for the subsequent three quarters. For the full twelve-month period ending
November 30, 2000, total returns were -17.65% for the MSCI EAFE Growth Index and -1.70% for the MSCI Value Index. Small companies outperformed large companies internationally, although the margin of superiority was modest: total return for the Salomon Smith Barney Extended Market Index -- EPAC was -8.96%, compared to -9.66% for the MSCI EAFE Index (net dividends).

INTERNATIONAL EQUITY PORTFOLIO'S PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

    The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large cap value stocks and also seeks to maximize the after-tax value of a shareholder's investment by deferring net capital gains. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2000, the portfolio held 598 stocks in twenty developed-country markets, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 3.0% of Portfolio assets.

    As a result of the Portfolio's diversified approach, performance was principally determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2000, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -9.66% for the MSCI EAFE Index (net dividends), -17.65% for the MSCI EAFE Growth Index, and -1.70% for the MSCI EAFE Value Index. Total return for the Tax-Managed DFA International Value Portfolio over this period was 0.04%.

                              FINANCIAL HIGHLIGHTS


    The Financial Highlights table is meant to help you understand each Portfolio's (other than the Tax-Managed U.S. Marketwide Portfolio, which had not commenced operations prior to the date of this prospectus) financial performance for the period of that Portfolio's operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, are included in the annual report. Further information about each Portfolio's performance (other than the Tax-Managed U.S. Marketwide Portfolio, which had not commenced operations prior to the date of this prospectus) is contained in the annual report which is available upon request.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                              TAX-MANAGED U.S.             TAX-MANAGED U.S.
                                                              SMALL CAP VALUE            SMALL CAP PORTFOLIO
                                                         PORTFOLIO (FORMERLY, TAX-      (FORMERLY, TAX-MANAGED
                               TAX-MANAGED U.S.              MANAGED U.S. 5-10             U.S. 6-10 SMALL
                          MARKETWIDE VALUE PORTFOLIO          VALUE PORTFOLIO)            COMPANY PORTFOLIO)
                         -----------------------------   --------------------------   --------------------------
                             YEAR       DEC. 14, 1998      YEAR      DEC. 11, 1998      YEAR      DEC. 15, 1998
                            ENDED             TO           ENDED           TO           ENDED           TO
                           NOV. 30,        NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,       NOV. 30,
                             2000            1999          2000           1999          2000           1999
                         ------------   --------------   ---------   --------------   ---------   --------------
Net Asset Value,
  Beginning of
  Period...............  $  10.64       $ 10.00          $  11.19     $  10.00        $  12.19      $ 10.00
                         --------       -------          --------     --------        --------      -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income.............      0.17          0.10              0.09         0.05            0.05         0.02
  Net Gains (Losses) on
    Securities
    (Realized and
    Unrealized)........      0.12          0.61              0.86         1.14            0.74         2.17
                         --------       -------          --------     --------        --------      -------
      Total From
        Investment
        Operations.....      0.29          0.71              0.95         1.19            0.79         2.19
                         --------       -------          --------     --------        --------      -------
LESS DISTRIBUTIONS
  Net Investment
    Income.............     (0.16)        (0.07)            (0.06)          --           (0.03)          --
  Net Realized Gains...        --            --                --           --              --           --
                         --------       -------          --------     --------        --------      -------
    Total
      Distributions....     (0.16)        (0.07)            (0.06)          --           (0.03)          --
                         --------       -------          --------     --------        --------      -------
Net Asset Value, End of
  Period...............  $  10.77       $ 10.64          $  12.08     $  11.19        $  12.95      $ 12.19
                         ========       =======          ========     ========        ========      =======
Total Return...........      2.80%         7.02%#            8.50%       11.90%#          6.50%       21.90%#
                         --------       -------          --------     --------        --------      -------
Net Assets, End of
  Period (thousands)...  $259,457       $99,579          $435,729     $266,735        $163,739      $67,274
Ratio of Expenses to
  Average Net Assets...      0.50%(1)      0.69%*(1)         0.60%        0.64%*          0.61%        0.78%*
Ratio of Net Investment
  Income to Average Net
  Assets...............      1.75%         1.27%*            0.88%        0.66%*          0.45%        0.37%*
Portfolio Turnover
  Rate.................       N/A           N/A                50%          15%*            54%           9%*
Portfolio Turnover Rate
  of Master Fund
  Series...............        39%           10%*             N/A+         N/A+            N/A+         N/A+


                             TAX-MANAGED DFA
                           INTERNATIONAL VALUE
                                PORTFOLIO
                         ------------------------
                           YEAR        APR. 16,
                           ENDED          TO
                         NOV. 30,      NOV. 30,
                           2000          1999
                         ---------   ------------
Net Asset Value,
  Beginning of
  Period...............  $  10.24    $ 10.00
                         --------    -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment
    Income.............      0.13       0.03
  Net Gains (Losses) on
    Securities
    (Realized and
    Unrealized)........     (0.12)      0.21
                         --------    -------
      Total From
        Investment
        Operations.....      0.01       0.24
                         --------    -------
LESS DISTRIBUTIONS
  Net Investment
    Income.............     (0.05)        --
  Net Realized Gains...        --         --
                         --------    -------
    Total
      Distributions....     (0.05)        --
                         --------    -------
Net Asset Value, End of
  Period...............  $  10.20    $ 10.24
                         ========    =======
Total Return...........      0.04%      2.40%#
                         --------    -------
Net Assets, End of
  Period (thousands)...  $111,350    $39,242
Ratio of Expenses to
  Average Net Assets...      0.81%      1.56%*
Ratio of Net Investment
  Income to Average Net
  Assets...............      1.86%      0.83%*
Portfolio Turnover
  Rate.................         6%         0%*
Portfolio Turnover Rate
  of Master Fund
  Series...............       N/A+       N/A+


----------------------------------

*             Annualized
#             Non-Annualized
(1)           Represents the combined ratios for the Portfolio and its
              pro-rata share of its respective Master Fund Series.
N/A           Refer to the respective Master Fund Series
N/A+          Not applicable, as these Portfolios are stand-alone
              registered investment companies

                               SERVICE PROVIDERS

               INVESTMENT ADVISOR                              CUSTODIAN--DOMESTIC

         DIMENSIONAL FUND ADVISORS INC.                         PFPC TRUST COMPANY
         1299 Ocean Avenue, 11th Floor                         400 Bellevue Parkway
             Santa Monica, CA 90401                            Wilmington, DE 19809
            Tel. No. (310) 395-8005
    ACCOUNTING SERVICES, DIVIDEND DISBURSING                      LEGAL COUNSEL
               AND TRANSFER AGENT                     STRADLEY, RONON, STEVENS & YOUNG, LLP
                   PFPC INC.                                 2600 One Commerce Square
              400 Bellevue Parkway                         Philadelphia, PA 19103-7098
              Wilmington, DE 19809

            CUSTODIAN--INTERNATIONAL                 INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                 CITIBANK, N.A.                             PRICEWATERHOUSECOOPERS LLP
                111 Wall Street                            200 East Las Olas Boulevard
               New York, NY 10005                                   Suite 1700
                                                             Ft. Lauderdale, FL 33301

OTHER AVAILABLE INFORMATION

You can find more information about the Fund and the Portfolios in the Fund's Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.


ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year. Annual and Semi-Annual Reports are not yet available for the Tax-Managed U.S. Marketwide Portfolio, which had not commenced operations as of the date of this prospectus.


REQUEST FREE COPIES FROM:

- Your investment advisor -- you are a client of an investment advisor who has invested in the Portfolios on your behalf.

- The Fund -- you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (310) 395-8005.

-  Access current prospectuses on our web site at http://www.dfafunds.com.

- Access them on the EDGAR Database in the SEC's Internet site at http://www.sec.gov.

- Review and copy them at the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

- Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC's public reference room is available by calling the SEC at 1-202-942-8090.

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA 90401
(310) 395-8005

DFA INVESTMENT DIMENSIONS GROUP INC.--REGISTRATION NO. 811-3258

                      DFA INVESTMENT DIMENSIONS GROUP INC.

          1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                            TELEPHONE: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                 AUGUST 1, 2001

         DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company that offers thirty-nine series of shares. This statement of additional information ("SAI") relates to five series of the Fund (individually, a "Portfolio" and collectively, the "Portfolios"):

                           DOMESTIC EQUITY PORTFOLIOS

Tax-Managed U.S. Marketwide Value Portfolio (FEEDER)
Tax-Managed U.S. Marketwide Portfolio (FEEDER)
Tax-Managed U.S. Small Cap Portfolio (FORMERLY,
TAX-MANAGED U.S. 6-10 SMALL COMPANY PORTFOLIO)
Tax-Managed U.S. Small Cap Value Portfolio (FORMERLY, TAX-MANAGED
  U.S. 5-10 VALUE PORTFOLIO)

                         INTERNATIONAL EQUITY PORTFOLIO

                  Tax-Managed DFA International Value Portfolio

         This statement of additional information is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated August 1, 2001, as amended from time to time. The audited financial statements and financial highlights of the Portfolios (as applicable) are incorporated by reference from the Fund's annual report to shareholders. The prospectus and the annual report can be obtained by writing to the above address or by calling the above telephone number.

                                TABLE OF CONTENTS
                                -----------------


PORTFOLIO CHARACTERISTICS AND POLICIES......................................3

BROKERAGE COMMISSIONS.......................................................3

INVESTMENT LIMITATIONS......................................................5

FUTURES CONTRACTS...........................................................6

CASH MANAGEMENT PRACTICES...................................................7

CONVERTIBLE DEBENTURES......................................................7

DIRECTORS AND OFFICERS......................................................8

SERVICES TO THE FUND.......................................................11

ADVISORY FEES..............................................................12

GENERAL INFORMATION........................................................13

CODE OF ETHICS.............................................................12

SHAREHOLDER RIGHTS.........................................................13

PRINCIPAL HOLDERS OF SECURITIES............................................14

PURCHASE OF SHARES.........................................................14

REDEMPTION AND TRANSFER OF SHARES..........................................15

TAXATION OF THE PORTFOLIOS.................................................15

CALCULATION OF PERFORMANCE DATA............................................17

FINANCIAL STATEMENTS.......................................................18

                     PORTFOLIO CHARACTERISTICS AND POLICIES

         The Portfolios that are identified as "Feeders" (the "Feeder Portfolios") on the cover page of this SAI seek to achieve their investment objectives by investing all of their investable assets in corresponding series of The DFA Investment Trust Company (the "Trust"). The series of the Trust are referred to as the "Master Funds." Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and the Master Funds, and provides administrative services to the Feeder Portfolios. Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the prospectus.

         The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and the Master Funds, including the Feeder Portfolios, through their investment in the Master Funds.

         Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

         Because the structure of the Portfolios and Master Funds is based on the relative market capitalizations of eligible holdings, it is possible that a Portfolio might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio's assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

         The Tax-Managed U.S. Marketwide Value Portfolio (and its Master Fund), Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio began operations in December 1998. The Tax-Managed DFA International Value Portfolio began operations on April 16, 1999. The Tax-Managed U.S. Marketwide Portfolio (and its Master Fund) had not commenced operations as of the date of this SAI.

         Prior to April 1, 2001, the Tax-Managed U.S. Small Cap Value Portfolio and the Tax-Managed U.S. Small Cap Portfolio were known as the Tax-Managed U.S. 5-10 Value Portfolio and the Tax-Managed U.S. 6-10 Small Company Portfolio, respectively.


                              BROKERAGE COMMISSIONS

         The following table depicts brokerage commissions paid by the designated Portfolios for the period from inception through the fiscal year ended November 30, 1999, and for the fiscal year ended November 30, 2000. For the Tax-Managed U.S. Marketwide Value Portfolio, the amounts include commissions paid by its Master Fund.

                                                                                        INCEPTION THROUGH
                                                               FISCAL YEAR ENDED        FISCAL YEAR ENDED
                                                                 NOVEMBER 30,              NOVEMBER 30,
                                                                     2000                      1999
Tax-Managed U.S. Marketwide Value Portfolio ..................        $958,322                 $ 321,580
Tax-Managed U.S. Small Cap Value Portfolio ...................       1,974,487                 1,213,125
Tax-Managed U.S. Small Cap Portfolio .........................         478,031                   157,987
Tax-Managed DFA International Value Portfolio ................          92,606                    48,670
                                                                 -------------             -------------

TOTAL                                                               $3,503,446               $ 1,741,362
                                                                 -------------             -------------


         The Tax-Managed U.S. Marketwide Portfolio (and its Master Fund) had not commenced operations as of the date of this SAI, and thus, have not yet paid any brokerage commissions.

         Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to the Feeder Portfolios, the discussion applies to the Master Funds in which the Feeder Portfolios invest all of their assets.

         Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

         The OTC companies eligible for purchase by each Portfolio or Master Fund, other than the Tax-Managed DFA International Value Portfolio, may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, electronic communications networks ("ECNs") and with brokers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

         ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Portfolio or Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Portfolios can effect transactions at the best available prices.

         For the fiscal year ended November 30, 2000, the Portfolios or, in the case of the Tax-Managed U.S. Marketwide Value Portfolio, its Master Fund, paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios or Master Fund as follows:

                                                                 VALUE OF
                                                                SECURITIES         BROKERAGE
                                                               TRANSACTIONS       COMMISSIONS
                                                               ------------       -----------
Tax-Managed U.S. Marketwide Value Portfolio .............      $ 40,057,860         $  118,937
Tax-Managed U.S. Small Cap Value Portfolio ..............        31,529,029            142,738
Tax-Managed U.S. Small Cap Portfolio ....................         2,353,814              7,912
Tax-Managed DFA International Value Portfolio ...........        10,888,176             16,808
                                                               ------------         ----------
TOTAL                                                          $ 84,828,879           $286,395

         The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios' shares.

         The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Marketwide Portfolio do not incur any brokerage or other costs in connection with their purchases or redemptions of shares of their respective Master Funds.

                             INVESTMENT LIMITATIONS

         Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

         The Portfolios will not:

                  (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

                  (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

                  (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

                  (4) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets and pledge not more than 33% of such assets to secure such loans;

                  (5) engage in the business of underwriting securities issued by others;

                  (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

                  (7)      purchase securities on margin; or

                  (8) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

         The investment limitations described in (3) and (6) above do not prohibit a Feeder Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as its corresponding Master Fund. The investment limitations of the Master Funds are the same as those of the Feeder Portfolios.

         The investment limitations described in (1) and (7) above do not prohibit each Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

         Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of their Master Funds, the Feeder Portfolios do not intend to lend those shares.

         Although not a fundamental policy subject to shareholder approval: (1) the Tax-Managed U.S. Small Cap Portfolio does not intend to purchase interests in any real estate investment trust; and (2) the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities. Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

         The Tax-Managed DFA International Value Portfolio may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each of the Portfolios has retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

         Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Portfolios and the Master Funds own, and does not include assets which the Portfolios and the Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

         Unless otherwise indicated, all limitations applicable to the Portfolios' and Master Funds' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or Master Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Master Fund's total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS

         Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets. All Portfolios may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.

         Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios and Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund or Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, none of the Portfolios nor the Master Funds will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange

Commission (the "Commission"), the Portfolio or Master Fund may be required to maintain segregated accounts consisting of liquid assets, (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

         All Portfolios and the Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

         All the Portfolios and the Master Funds may invest cash in short-term repurchase agreements and in shares of unaffiliated money market funds. In addition, the following cash investments are permissible:

-------------------------------------------------------------------------------------------------------------------
                                                                                                 Percentage
         Portfolios and Master Fund                   Permissible Cash Investment                Guidelines*
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Tax Managed U.S. Small Cap Portfolio           No limitations                                        20%
Tax-Managed U.S. Marketwide Portfolio
and Master Fund
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Tax-Managed U.S. Value Portfolios and          High quality, highly liquid fixed income
Master Fund                                    securities such as money market
                                               instruments; index futures contracts and
                                               options thereon**                                     20%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Tax-Managed DFA International Value            Fixed income obligations such as money
Portfolio                                      market instruments; index futures
                                               contracts and options thereon**                       20%
-------------------------------------------------------------------------------------------------------------------

         *The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

         **To the extent that such Master Funds and Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

                             CONVERTIBLE DEBENTURES

         The Tax-Managed DFA International Value Portfolio may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where the Portfolio is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.

                             DIRECTORS AND OFFICERS

         The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

         The names, locations and dates of birth of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS

         David G. Booth*, (12/2/46), Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, President and Chairman-Chief Executive Officer, The DFA Investment Trust Company. Chief Executive Officer and Director, DFA Australia Ltd. Chief Investment Officer, Dimensional Fund Advisors Ltd. Director, Assante Corporation (investment management). Formerly, Director, SA Funds (registered investment company).

         George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.

         John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Professor and Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. President, Cardean University (division of UNext.com). Trustee, The DFA Investment Trust Company. Director, Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and Trustee, Harbor Fund (registered investment company). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Principal and Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, Trustee, First Prairie Funds (registered investment company).

         Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Formerly, Director, Hospital Fund, Inc. (investment management services).

         Myron S. Scholes, (7/1/41), Director, Menlo Park, CA. Frank E. Buck Professor Emeritus of Finance, Stanford University. Trustee, The DFA Investment Trust Company. Director, Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and American Century (Mountain View) Investment Companies. Partner, Oak Hill Capital Management. Formerly, Limited Partner, Long-Term Capital Management L.P. (money manager) and Consultant, Arbor Investors.

         Rex A. Sinquefield*#, (9/7/44), Director, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, Chairman-Chief Investment Officer, The DFA Investment Trust Company. Chairman and Chief Executive Officer, Dimensional Fund Advisors Ltd., and Director and Chief Investment Officer, DFA Australia Ltd.

         Abbie J. Smith, (4/30/53), Director, Chicago, IL. Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Director, HON Industries Inc. Trustee, the DFA Investment Trust Company. Director, Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.

--------------------------------------------
* Interested Director of the Fund.

# Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

OFFICERS

         Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc.

         Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

         Valerie A. Brown, (1/24/67), Vice President and Assistant Secretary, Santa Monica, CA. Vice President and Assistant Secretary, Dimensional Fund Advisors Ltd. Prior to April 2001, legal counsel for DFA (since March 2000). Associate, Jones, Day, Reavis & Pogue from October 1991 to February 2000.

         Truman Clark, (4/8/41), Vice President, Santa Monica, CA.

         Jim Davis, (11/29/56), Vice President, Santa Monica, CA. Vice President of all DFA Entities. Kansas State University, Arthur Anderson & Co., Phillips Petroleum Co.

         Robert Deere, (10/8/57), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

         Irene R. Diamant, (7/16/50), Vice President and Assistant Secretary, Santa Monica, CA.

         Robert W. Dintzner (3/18/70), Vice President, Santa Monica, CA. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

         Richard Eustice, (8/5/65), Vice President and Assistant Secretary, Santa Monica, CA.

         Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

         Henry Gray, (9/22/67), Vice President, Santa Monica, CA. Prior to July 2000, portfolio manager.

         Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA. Vice President, Controller and Assistant Treasurer Dimensional Fund Advisors Ltd.

         Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. President, ANB Investment Management and Trust Company from 1993-1997.

         Karen McGinley, (3/10/66), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

         Catherine L. Newell, (5/7/64), Vice President and Secretary, Santa Monica, CA. Vice President and Secretary, Dimensional Fund Advisors Ltd.

         David Plecha, (10/26/61), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

         Andrew E. Rasmusen (1/26/62), Vice President, Santa Monica, CA. Prior to April 2001, investment management, client service manager for DFA (since October 2000). Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

         George Sands, (2/8/56), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

         Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA. Vice President, Chief Financial Officer and Treasurer, Dimensional Fund Advisors Ltd.

         John C. Siciliano (08/24/54), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

         Jeanne C. Sinquefield, Ph.D., # (12/2/46), Executive Vice President, Santa Monica, CA. Executive Vice President, Dimensional Fund Advisors Ltd.

         Carl Snyder, (6/8/63), Vice President, Santa Monica, CA. Prior to July 2000, portfolio manager.

         Weston Wellington, (3/1/51), Vice President, Santa Monica, CA.

         # Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

         Directors and officers as a group own less than 1% of the Fund's outstanding stock.

         Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2000 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                                                                     Aggregate          Total Compensation
                                                                   Compensation             From Fund
Director                                                           From the Fund        and Fund Complex *
--------                                                           -------------        ------------------
George M. Constantinides..................................          $21,862.25              $51,500.00
John P. Gould.............................................          $21,862.25              $51,500.00
Roger G. Ibbotson.........................................          $21,862.25              $51,500.00
Merton H. Miller++........................................           $4,301.35              $10,000.00
Myron S. Scholes..........................................          $21,235.36              $50,000.00

* The term Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors on the boards of such companies.

++ Effective June 3, 2000, Mr. Miller ceased serving as a director of the Fund and as a trustee/director of the other investment companies in the Fund Complex. Ms. Smith became a director of the Fund and a trustee/director of the other investment companies in the Fund Complex on December 14, 2000. As a consequence, Ms. Smith did not receive any compensation from the Fund Complex during the fiscal year ended November 30, 2000.


                              SERVICES TO THE FUND

ADMINISTRATIVE SERVICES--THE FEEDER PORTFOLIOS

         The Fund has entered into administration agreements with the Advisor on behalf of the Feeder Portfolios. Pursuant to the administration agreement for each Feeder Portfolio, the Advisor performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding its Master Fund, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Feeder Portfolio is obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentage listed below:

Tax-Managed U.S. Marketwide Value..................................   0.15%
Tax-Managed U.S. Marketwide........................................   0.10%

         For the fiscal year ended November 30, 2000, the Tax-Managed U.S. Marketwide Value Portfolio paid administrative fees to the Advisor of $287,000. For the fiscal year ended November 30, 1999, the Tax-Managed U.S. Marketwide Value Portfolio paid administrative fees to the Advisor of $82,000. The Tax-Managed U.S. Marketwide Portfolio had not commenced operations as of the date of this SAI, so it has not yet paid administrative fees.

ADMINISTRATIVE SERVICES--ALL PORTFOLIOS

         PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, the Portfolios listed below pay PFPC annual fees of:

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
TAX-MANAGED U.S. MARKETWIDE PORTFOLIO
Each of these Feeder Portfolios invests in a corresponding Master Fund that is taxed as a partnership. PFPC's charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC's charges are allocated among the feeders based on the relative net assets of the feeders. PFPC's charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
         .1025% of the first $300 million of net assets
         .0769% of the next $300 million of net assets
         .0513% of the next $250 million of net assets

         .0205% of net assets over $850 million
PFPC has agreed that it may from time to time limit the fee rates.

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
      .1230% of the first $300 million of net assets
      .0615% of the next $300 million of net assets
      .0410% of the next $250 million of net assets
      .0205% of the net assets over $850 million

CUSTODIANS

         Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the Tax-Managed DFA International Value Portfolio, and PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the other Portfolios and the Master Funds.

DISTRIBUTOR

         The Fund acts as distributor of each series of its own shares of stock. The Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFA Securities Inc. under these agreements.

LEGAL COUNSEL

         Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

         PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

                                  ADVISORY FEES

         David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio (or, with respect to a Feeder Portfolio, its Master
Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (or, with respect to a Feeder Portfolio, its Master
Fund). For the fiscal year ended November 30, 2000 and from inception through the fiscal year ended November 30, 1999, the Portfolios (or the Master Fund) paid management fees to the Advisor as set forth in the following table: *

                                                            2000       1999
                                                            (000)      (000)
                                                            -----      -----
Tax-Managed U.S. Marketwide Value Series ................    $472      $143
Tax-Managed U.S. Small Cap Value Portfolio ..............   1,887       932
Tax-Managed U.S. Small Cap Portfolio ....................     663       176
Tax-Managed DFA International Value Portfolio ...........     389        72

* The Tax-Managed U.S. Marketwide Value Portfolio (and its Master Fund), Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio began operations in December 1998. The Tax-Managed DFA International Value Portfolio began operations on April 16, 1999. The Tax-Managed U.S. Marketwide Portfolio (and its Master Fund) had not commenced operations as of the date of this SAI, so the Tax-Managed U.S. Marketwide Series has not yet paid management fees.

                               GENERAL INFORMATION

         The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. The Fund commenced offering shares of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio in December 1998; and Tax-Managed DFA International Value Portfolio on April 16, 1999. As of the date of this SAI, the Tax-Managed U.S. Marketwide Portfolio had not commenced operations.

         The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings.

         Until April 1, 2001, the Tax-Managed U.S. Small Cap Value Portfolio was known as the Tax-Managed U.S. 5-10 Value Portfolio and the Tax-Managed U.S. Small Cap Portfolio was known as the Tax-Managed U.S. 6-10 Small Company Portfolio.

                                  CODE OF ETHICS

         The Fund, the Trust and the Advisor have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

         The shares of each Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

         With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund's shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the federal securities laws and regulations governing mutual funds, or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the federal securities laws and regulations governing mutual funds, including semi-annual and annual financial statements of the Fund, the latter being audited at least once each year.

         Whenever a Feeder Portfolio, as an investor in its Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Feeder Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio's shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio's shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of a Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of April 30, 2001, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
     Charles Schwab & Company, Inc.*
     101 Montgomery Street
     San Francisco, CA  94104                                        83.84%
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
     Charles Schwab & Company, Inc.*(1)                              74.51%

     Blue Shield of California
     50 Beale Street
     San Francisco, CA  94105                                         8.36%
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
     Charles Schwab & Company, Inc.*(1)                              87.28%

     FTC & Co.*
     P.O. Box 173736
     Denver, CO 80217                                                 5.94%
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
     Charles Schwab & Company, Inc.*(1)                              78.08%

     Wells Fargo Bank MN, N.A.*
     P.O. Box 1533
     Minneapolis, MN  55480                                           8.62%

-------------------------------------------------
 *  Owner of record only.
(1) See address for shareholder previously noted above in list.

         The Tax-Managed U.S. Marketwide Portfolio is new, so there are not yet any public holders of its shares. Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                               PURCHASE OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

         The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

         The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgement of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

         Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios that are currently sold at net asset value. Any such charges will be described in the prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

         The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

         Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.



                           TAXATION OF THE PORTFOLIOS

         The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. The tax consequences described below may be affected by special rules because certain Portfolios invest substantially all of their assets in Master Funds that are taxable as partnerships for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolios.

DISTRIBUTIONS OF NET INVESTMENT INCOME

         A Portfolio derives income generally in the form of dividends and interest on its investments. In the case of a Portfolio that invests in a Master Fund, the Portfolio's income consists generally of dividends and interest received from the Master Fund. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

         A Portfolio (or, in the case of a Portfolio that invests in a Master Fund, the Master Fund) may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions by a Portfolio from net short-term capital gain will be taxable to you as ordinary income. Distributions by a Portfolio from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

         Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by a Portfolio that are derived from the Master Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

         Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the "Code"). As a regulated investment company, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines that such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Portfolio's available earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENT

         The Code requires a Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends to declare and pay sufficient distributions in December (or in January that are treated by you as received in December) but does not guarantee that its distributions will be sufficient to eliminate all such taxes.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

         Most foreign exchange gains derived from the sale of debt instruments are treated as ordinary income by the Tax-Managed DFA International Value Portfolio. Similarly, foreign exchange losses derived by the Portfolio on the sale of debt instruments are generally treated as ordinary losses. These gains, when distributed, will be taxable to shareholders as ordinary dividends, and any losses will reduce the Portfolio's ordinary income distributions to shareholders. This treatment could increase or reduce the Portfolio's ordinary income distributions to shareholders, and may cause some or all of the Portfolio's previously distributed income to be classified as a return of capital.

DIVIDENDS-RECEIVED DEDUCTION

         Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources. Dividends derived by the DFA International Value Portfolio will generally be earned on portfolio securities of non-U.S. issuers, and are not expected to qualify for the corporate dividends-received deduction. With respect to dividends that are received on portfolio securities, the Master Funds in which the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Marketwide Portfolio invest may not be eligible to pass through the corporate dividends-received deduction attributable to their respective holdings of U.S. equity securities to the Portfolios, and the Portfolios may not be eligible to pass through the deduction to their corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Funds, the Portfolios, or the corporate shareholders, the requisite holding period of the dividend-paying stock is not met.

LIMITATION ON DEDUCTIBILITY OF LOSSES

         Losses incurred on the sale of securities by a Portfolio (or, a Portfolio's corresponding Master Fund) to another Portfolio or Master Fund may be disallowed if, as of the date of sale, the selling and purchasing funds are considered related parties. If the selling and purchasing funds are both Portfolios (i.e., both corporations), they are treated as related parties if 5 or fewer persons, who are individuals, estates or trusts, own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. If the selling and purchasing funds are both Master Funds (i.e., both partnerships) or a Master Fund and a Portfolio (i.e., a corporation and a partnership), they are treated as related parties if the same persons own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. Other attribution rules may apply.

REDEMPTION OF PORTFOLIO SHARES

         Redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

         Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.

U.S. GOVERNMENT OBLIGATIONS

         To the extent a Portfolio (or a Portfolio's corresponding Master Fund) invests in certain U.S. government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income taxes. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government

National Mortgage Association (GNMA) or Federal National Mortgage Association
(FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

COMPLEX SECURITIES

         A Portfolio or Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio's or Master Fund's ability to recognize losses, and, in limited cases, subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio's or Master Fund's foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

         The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.


                         CALCULATION OF PERFORMANCE DATA

         The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return, which include deductions of any applicable reimbursement fees, are computed in accordance with Commission Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the Commission Guideline computations by covering different time periods, excluding deduction of reimbursement fees charged to investors and paid to the Portfolios which would otherwise reduce returns quotations. In all cases, disclosures are made when performance quotations differ from the Commission Guideline. Performance data is based on historical earnings and is not intended to indicate future performances. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders for the fiscal year ended November 30, 2000 contains additional performance information. Copies of the annual report are available upon request and without charge.

         With respect to the Tax-Managed DFA International Value Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio as well as the performance of the local currency or currencies of the Portfolio.

         Quotations of the annualized percentage total returns for the one-year period ended December 31, 2000 (as applicable) are set forth in the prospectus. Such quotations utilize the standardized method of calculation required by the Commission, which is net of the cost of any current reimbursement fees charged to investors and paid to the Portfolios.

         As the following formula indicates, the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:


                          n
                  P(1 + T)  = ERV
         where:
                  P =    a hypothetical initial payment of $1,000
                  T =    average annual total return
                  n =    number of years
                  ERV =  ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).

         In addition to the standardized method of calculating performance used by the Commission, the Portfolios and the Master Funds may disseminate other performance data and may advertise total return performance calculated on a monthly basis.

         The Portfolios and the Master Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios and Master Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or Master Funds or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                              FINANCIAL STATEMENTS

         PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the independent certified public accountants to the Fund. PricewaterhouseCoopers LLP audits the Fund's financial statements. The audited financial statements and financial highlights of the Portfolios (except the Tax-Managed U.S. Marketwide Portfolio) for the fiscal year ended
November 30, 2000, as set forth in the Fund's annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI. Because the Tax-Managed U.S. Marketwide Portfolio is a new Portfolio, no financial statements or financial highlights are available for this Portfolio.

         The audited financial statements of the Tax-Managed U.S. Marketwide Value Series (which is a series of the Trust) for the fiscal year ended November 30, 2000, as set forth in the Trust's annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI. Because the Tax-Managed U.S. Marketwide Series is a new Series, no financial statements are available for this Series.

         A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

                  DFA INVESTMENT DIMENSIONS GROUP INC. (61/62)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

      (a)   Articles of Incorporation.
            (1) Articles of Restatement dated August 8, 1995 as filed with the Maryland Secretary of State on September 18, 1995. Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 43/44 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: October 4, 1996.

            (2) Articles Supplementary dated December 21, 1995 as filed with the Maryland Secretary of State on December 28, 1995. Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 39/40 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: January 30, 1996.

            (3) Articles Supplementary dated May 14, 1996 as filed with the Maryland Secretary of State on July 12, 1996.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 41/42 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: May 24, 1996.

            (4) Articles Supplementary dated October 18, 1996 as filed with the Maryland Secretary of State on December 5, 1996. Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 44/45 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: December 19, 1996.

            (5) Articles of Amendment dated December 20, 1996 as filed with the Maryland Secretary of State on December 20, 1996. Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 44/45 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: December 19, 1996.

            (6) Articles of Amendment dated July 28, 1997 as filed with the Maryland Secretary of State on August 1, 1997.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 46/47 to
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: September 16, 1997.

            (7) Articles Supplementary dated September 16, 1997 as filed with the Maryland Secretary of State on September 17, 1997. Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 46/47 to
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: September 16, 1997.

            (8) Articles Supplementary dated November 11, 1998 as filed with the Maryland Secretary of State on November 12, 1998 Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 50/51 to
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: January 22, 1999.

            (9) Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:
                  *     Tax-Managed U.S. 5-10 Value Portfolio;
                  *     Tax-Managed U.S. 6-10 Small Company Portfolio;
                  *     Tax-Managed DFA International Value Portfolio; and
                  *     Tax-Managed U.S. Marketwide Value Portfolio
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing :     Post-Effective Amendment No. 50/51 to
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: January 22, 1999.

            (10)  Articles Supplementary as filed with the Maryland Secretary of State on September 13, 1999 re:  the addition of the:
                  *     Tax-Managed U.S. Marketwide Value Portfolio X;
                  *     Tax-Managed U.S. 5-10 Value Portfolio X;
                  *     Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                  * Tax-Managed DFA International Value Portfolio X Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 55/56 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: September 13, 1999.

            (11) Articles Supplementary as filed with the Maryland Secretary of State on July 26, 2000 re: the addition of:
                  *     LD U.S. Large Company Portfolio;
                  *     HD U.S. Large Company Portfolio;
                  *     LD U.S. Marketwide Value Portfolio; and
                  *     HD U.S. Marketwide Value Portfolio
                  and re:  the elimination of:
                  *     Tax-Managed U.S. Marketwide Value Portfolio X;
                  *     Tax-Managed U.S. 5-10 Value Portfolio X;
                  *     Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                  * Tax-Managed DFA International Value Portfolio X Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 58/59 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: July 28, 2000.

            (12) Articles of Amendment as filed with the Maryland Secretary of State on July 26, 2000 to change the name of the following
                  Portfolio:
                  * RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 59/60 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: January 26, 2001.

            (13) Form of Articles of Amendment to be filed with the Maryland Secretary of State to change the name of the following
                  Portfolios:
                  *     U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                        Portfolio
                  *     U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                        Portfolio
                  *     U.S. 4-10 Value Portfolio to U.S. Small XM Value
                        Portfolio
                  *     U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                        Portfolio
                  * Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
                  * Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 60/61 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: March 23, 2001.

            (14) Form of Articles Supplementary to be filed with the Maryland Secretary of State re: the addition of the:
                  *     Tax-Managed U.S. Marketwide Portfolio
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.a.14.

      (b)   By-Laws.
            Amended By-Laws of the Registrant.
            Incorporated herein by reference to:
            ------------------------------------
            Filing:      Post-Effective Amendment No. 60/61 to the Registrant's
                         Registration Statement on Form N-1A.
            File Nos.:   2-73948 and 811-3258.
            Filing Date: March 23, 2001.

      (c)   Instruments Defining the Rights of Securityholders.
            (1) See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant's Articles of Restatement dated August 8, 1995. Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 43/44 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: October 4, 1996.

      (d)   Investment Advisory Agreement.
            (1)   Investment Management Agreements.
                  (a) Investment Management Agreement between the Registrant and Dimensional Fund Advisors Inc. ("DFA") dated May 13, 1987 re: the:
                        *     DFA Five-Year Government Portfolio.
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 48/49 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: March 20, 1998.

                  (b) Investment Management Agreement between the Registrant and DFA dated April 26, 1994 re: the:
                        * DFA Global Fixed Income Portfolio (formerly the DFA Global Bond Portfolio).
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 48/49 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: March 20, 1998.

                  (c) Investment Management Agreement between the Registrant and DFA dated September 24, 1990 re: the:
                        * DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing: Post-Effective Amendment No. 50/51 to Registrant's Registration Statement on
                                     Form N-1A.

                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (d) Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
                        *     Large Cap International Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (e) Amendment to Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992, effective on September 21, 1992 re: the:
                        *     DFA Real Estate Securities Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 48/49 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: March 20, 1998.

                  (f) Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
                        * DFA International Small Cap Value Portfolio Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (g) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                        * VA Large Value Portfolio (formerly known as the DFA Global Value Portfolio)
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (h) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                        *     VA Small Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing: Post-Effective Amendment No. 50/51 to Registrant's Registration Statement on
                                     Form N-1A.

                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (i) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                        *     VA International Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (j) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                        *     VA International Small Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (k) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                        *     VA Short-Term Fixed Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (l) Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
                        *     International Small Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (m) Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
                        *     Tax-Managed U.S. 5-10 Value Portfolio;
                        *     Tax-Managed U.S. 6-10 Small Company Portfolio; and
                        * Tax-Managed DFA International Value Portfolio Incorporated herein by reference to:
                        ------------------------------------
                        Filing: Post-Effective Amendment No. 50/51 to Registrant's Registration Statement on
                                     Form N-1A.

                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                        (1) Form of Addendum Number One re: the reflection of the following name changes:
                              * Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio
                              *     Tax-Managed U.S. 6-10 Small Company
                                    Portfolio to the Tax-Managed U.S. Small Cap
                                    Portfolio
                              Incorporated herein by reference to:
                              ------------------------------------
                              Filing:      Post-Effective Amendment No. 60/61 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                              File Nos.:   2-73948 and 811-3258.
                              Filing Date: March 23, 2001.

             (2)  Sub-advisory Agreements.
                  (a) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
                        *     VA International Small Portfolio.
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 37/38 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: November 22, 1995.

                  (b) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
                        *     VA International Small Portfolio.
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 37/38 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: November 22, 1995.

                  (c) Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 55/56 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: September 13, 1999.

                  (d) Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.

                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 55/56 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: September 13, 1999.

      (e)   Underwriting Contracts.
            (1) Agreement between the Registrant and DFA Securities Inc. Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 48/49 to
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: March 20, 1998.

      (f)   Bonus or Profit Sharing Plans.
            Not Applicable.

      (g)   Custodian Agreements.
            (1) Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re:  the:
                  *     Enhanced U.S. Large Company Portfolio;
                  *     DFA Two-Year Corporate Fixed Income Portfolio; and
                  *     DFA Two-Year Government Portfolio
                  Incorporated herein by reference to:
                  --------------------------------
                  Filing:      Post-Effective Amendment No. 37/38 to
                               Registration Statement of the Registrant on
                               form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: November 22, 1995.

            (2) Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:
                  *     U.S. 9-10 Small Company Portfolio;
                  *     U.S. Large Company Portfolio;
                  *     DFA One-Year Fixed Income Portfolio;
                  * DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
                  *     DFA Five-Year Government Portfolio
                  Previously filed with this registration statement and incorporated herein by reference

                  (a)   Addendum Number One
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (b)   Addendum Number Two re:  the addition of:
                        *     Tax-Managed U.S. Marketwide Value Portfolio X;
                        *     Tax-Managed U.S. 5-10 Value Portfolio X;
                        *     Tax-Managed U.S. 6-10 Small Company Portfolio X;
                              and
                        * Tax-Managed DFA International Value Portfolio X Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 55/56 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: September 13, 1999.

                  (c)   Addendum Number Three re:  the addition of:
                        *     LD U.S. Large Company Portfolio;
                        *     HD U.S. Large Company Portfolio;
                        *     LD U.S. Marketwide Value Portfolio; and
                        *     HD U.S. Marketwide Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 58/59 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: July 28, 2000.

                  (d) Addendum Number Four re: the reflection of the following name change:
                        * RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 59/60 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 26, 2001.

                  (e) Form of Addendum Number Five re: the reflection of the following name changes:
                        * U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                        * U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                        * U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                        * U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                        * Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
                        * Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 60/61 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: March 23, 2001.

                  (f)   Form of Addendum Number Six re:  the addition of the:
                        *     Tax-Managed U.S. Marketwide Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.g.2.f.

      (h)   Other Material Contracts.
            (1)   Transfer Agency Agreement.
                  Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 48/49 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: March 20, 1998.

                  (a)   Addendum Number One
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (b)   Addendum Number Two re:  the addition of:
                        *     Tax-Managed U.S. Marketwide Value Portfolio X;
                        *     Tax-Managed U.S. 5-10 Value Portfolio X;
                        *     Tax-Managed U.S. 6-10 Small Company Portfolio X;
                              and
                        * Tax-Managed DFA International Value Portfolio X Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 55/56 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: September 13, 1999.

                  (c)   Addendum Number Three re:  the addition of:
                        *     LD U.S. Large Company Portfolio;
                        *     HD U.S. Large Company Portfolio;
                        *     LD U.S. Marketwide Value Portfolio; and
                        *     HD U.S. Marketwide Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------

                        Filing:      Post-Effective Amendment No. 58/59 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: July 28, 2000.

                  (d) Addendum Number Four re: the reflection of the following name change:
                        * RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 59/60 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 26, 2001.

                  (e) Form of Addendum Number Five re: the reflection of the following name changes:
                        * U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                        * U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                        * U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                        * U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                        * Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
                        * Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 60/61 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: March 23, 2001.

                  (f)   Form of Addendum Number Six re:  the addition of the:
                        *     Tax-Managed U.S. Marketwide Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.1.f.

            (2)   Administration and Accounting Agreement
                  Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing: Post-Effective Amendment No. 48/49 to Registrant's Registration Statement on Form N-1A.

                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: March 20, 1998.

                  (a)   Addendum Number One
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (b)   Addendum Number Two re:  the addition of:
                        *     Tax-Managed U.S. Marketwide Value Portfolio X;
                        *     Tax-Managed U.S. 5-10 Value Portfolio X;
                        *     Tax-Managed U.S. 6-10 Small Company Portfolio X;
                              and
                        * Tax-Managed DFA International Value Portfolio X Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 55/56 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: September 13, 1999.

                  (c)   Addendum Number Three re:  the addition of:
                        *     LD U.S. Large Company Portfolio;
                        *     HD U.S. Large Company Portfolio;
                        *     LD U.S. Marketwide Value Portfolio; and
                        *     HD U.S. Marketwide Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 58/59 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: July 28, 2000.

                  (d) Addendum Number Four re: the reflection of the following name change:
                        * RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 59/60 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 26, 2001.

                  (e) Form of Addendum Number Five re: the reflection of the following name changes:
                        * U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

                        * U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                        * U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                        * U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                        * Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
                        * Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 60/61 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: March 23, 2001.

                  (f)   Form of Addendum Number Six re:  the addition of the:
                        *     Tax-Managed U.S. Marketwide Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.2.f.

            (3)   Administration Agreements.
                  Administration Agreements between the Registrant and DFA.
                  (a)   Dated January 6, 1993 re:  the
                        * DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999

                  (b)   Dated August 8, 1996 re:  the:
                        *     Japanese Small Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (c)   Dated August 8, 1996 re:  the
                        *     United Kingdom Small Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (d)   Dated August 8, 1996 re:  the
                        *     Continental Small Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (e)   Dated December 1, 1995 re:  the:
                        *     U.S. Large Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (f)   Dated August 8, 1996 re:  the
                        * Pacific Rim Small Company Portfolio (The Series became a feeder portfolio of DFA/ITC on
                              January 15, 1993.)
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (g)   Dated January 6, 1993 re:  the
                        *     U.S. 6-10 Small Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                        (1) Form of Addendum Number One re: the reflection of the following name change:
                              * U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                              Incorporated herein by reference to:
                              ------------------------------------
                              Filing:      Post-Effective Amendment No. 60/61 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                              File Nos.:   2-73948 and 811-3258.
                              Filing Date: March 23, 2001.

                   (h)  Dated January 6, 1993 re:  the:
                        * U.S. Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)

                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (i)   Dated January 6, 1993 re:  the:
                        * U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio)
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                        (1) Form of Addendum Number One re: the reflection of the following name change:
                              * U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio
                              Incorporated herein by reference to:
                              ------------------------------------
                              Filing:      Post-Effective Amendment No. 60/61 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                              File Nos.:   2-73948 and 811-3258.
                              Filing Date: March 23, 2001.

                  (j)   Dated February 8, 1996 re:  the
                        * RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                        (1) Addendum Number One re: the reflection of the following name change:
                              * RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
                              Incorporated herein by reference to:
                              ------------------------------------
                              Filing:      Post-Effective Amendment No. 59/60 to
                                           Registrant's Registration Statement
                                           on Form N-1A.
                              File Nos.:   2-73948 and 811-3258.

                              Filing Date: January 26, 2001.

                  (k)   Dated March 30, 1994 re:
                        *     Emerging Markets Portfolios
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (l)   Dated February 8, 1996 re:  the:
                        *     Enhanced U.S. Large Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (m)   Dated February 8, 1996 re:  the:
                        * DFA Two-Year Corporate Fixed Income Portfolio Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (n)   Dated February 8, 1996 re:  the
                        * DFA Two-Year Global Fixed Income Portfolio Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (o)   Dated February 8, 1996 re:  the:
                        *     DFA Two-Year Government Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (p)   Dated August 8, 1996 re:  the:
                        *     International Small Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing: Post-Effective Amendment No. 50/51 to Registrant's Registration Statement on Form N-1A.

                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (q)   Dated December 19, 1996 re:  the:
                        *     Emerging Markets Small Cap Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (r)   Dated November 30, 1997 re:  the:
                        *     U.S. 9-10 Small Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                        (1) Form of Addendum Number One re: the reflection of the following name change:
                              * U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                              Incorporated herein by reference to:
                              ------------------------------------
                              Filing:      Post-Effective Amendment No. 60/61 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                              File Nos.:   2-73948 and 811-3258.
                              Filing Date: March 23, 2001.

                  (s)   Dated November 30, 1997 re:  the:
                        *     U.S. 4-10 Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                        (1) Form of Addendum Number One re: the reflection of the following name change:
                              * U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio

                              Incorporated herein by reference to:
                              ------------------------------------
                              Filing:      Post-Effective Amendment No. 60/61 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                              File Nos.:   2-73948 and 811-3258.

                              Filing Date: March 23, 2001.

                  (t)   Dated November 30, 1997 re:  the:
                        *     Emerging Markets Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (u)   Dated December 8, 1998 re:  the:
                        * Tax-Managed U.S. Marketwide Value Portfolio; Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 50/51 to
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: January 22, 1999.

                  (v)   Dated July 26, 2000 re:  the:
                        *     LD U.S. Large Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 58/59 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: July 28, 2000.

                  (w)   Dated July  26, 2000 re:  the:
                        *     HD U.S. Large Company Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 58/59 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: July 28, 2000.

                  (x)   Dated July 26, 2000 re:  the:
                        *     LD U.S. Marketwide Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 58/59 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: July 28, 2000.

                  (y)   Dated July 26, 2000 re:  the:
                        *     HD U.S. Marketwide Value Portfolio
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing: Post-Effective Amendment No. 58/59 to the Registrant's Registration Statement on Form N-1A.

                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: July 28, 2000.

                  (z)   Form of re:  the:
                        *     Tax-Managed U.S. Marketwide Portfolio
                        ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.3.z.

            (4)   Other.
                  (a) Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 33/34 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: June 19, 1995.

                  (b) Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 33/34 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: June 19, 1995.

                  (c)   Form of Client Service Agent Agreement re:  the:
                        * RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).
                        Incorporated herein by reference to:
                        ------------------------------------
                        Filing:      Post-Effective Amendment No. 37/38 to the
                                     Registrant's Registration Statement on
                                     Form N-1A.
                        File Nos.:   2-73948 and 811-3258.
                        Filing Date: November 22, 1995.

                        (1) Addendum Number One re: the reflection of the following name change:
                              * RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
                              Incorporated herein by reference to:
                              ------------------------------------
                              Filing:      Post-Effective Amendment No. 59/60 to
                                           the Registrant's Registration
                                           Statement on Form N-1A.
                              File Nos.:   2-73948 and 811-3258.

                              Filing Date: January 26, 2001.

      (i)   Legal Opinion.

            (1) Legal Opinion of Stradley, Ronon, Stevens & Young, LLP. Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 60/61 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: March 23, 2001.

            (2)   Form of Legal Opinion of Stradley, Ronon, Stevens & Young,
                  LLP.
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.i.2.

      (j)   Other Opinions.

            Consent of PricewaterhouseCoopers LLP re:
            *     Tax-Managed U.S. Marketwide Value Portfolio;
            *     Tax-Managed U.S. Marketwide Portfolio;
            *     Tax-Managed U.S. Small Cap Portfolio;
            *     Tax-Managed U.S. Small Cap Value Portfolio; and
            * Tax-Managed DFA International Value Portfolio. ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.j.

      (k)   Omitted Financial Statements.
            Not applicable.

      (l)   Initial Capital Agreements.
            Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.
            Previously filed with this registration statement and incorporated herein by reference.

      (m)   Rule 12b-1 Plans.
            Not Applicable

      (n)   Plans pursuant to Rule 18f-3.
            Not Applicable.

      (o)   Powers-of-Attorney.
            (1) Power-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant and
                  Stephen W. Kline, Esq. as attorney-in-fact for the Registrant and certified resolution relating thereto on behalf of the Registrant.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing: Post-Effective amendment No. 31/32 to the Registrant's Registration Statement on Form N-1A.
                  Filing Nos.: 2-73948 and 811-3258.
                  Filing Date: October 3, 1994.

            (2) Power-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant and Stephen W. Kline, Esq. as attorney-in-fact for THE DFA INVESTMENT TRUST COMPANY ("DFA/ITC") and certified resolution relating thereto on behalf of DFA/ITC.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 13/14 to the
                               Registrant's Registration Statement of the
                               registrant on form N-1A.
                  File Nos.:   33-33980 and 811-6067.
                  Filing Date: March 21, 1996.

            (3) Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine
                  L. Newell and Stephen W. Kline as attorney-in-fact for Registrant, DFA/ITC and Dimensional Emerging Markets Value Fund Inc. (formerly, Dimensional Emerging Markets Fund Inc.) each dated July 18, 1997.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 56/57 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: March 22, 2000.

            (4) Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorney-in-fact for Registrant, DFA/ITC and Dimensional Emerging Markets Value Fund Inc. Director dated January 24, 2001.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 59/60 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: January 26, 2001.

      (p)   Codes of Ethics.
            (1)   Code of Ethics of Registrant.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 58/59 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.
                  Filing Date: July 28, 2000.

            (2)   Code of Ethics of Advisor and Underwriter.
                  Incorporated herein by reference to:
                  ------------------------------------
                  Filing:      Post-Effective Amendment No. 58/59 to the
                               Registrant's Registration Statement on Form N-1A.
                  File Nos.:   2-73948 and 811-3258.

                  Filing Date: July 28, 2000.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
            None.

ITEM 25.    INDEMNIFICATION.
            Reference is made to Section 1 of Article XI of the Registrant's By-Laws, approved through July 26, 2000, which are incorporated herein by reference to Post-Effective Amendment No. 58/59 to the Registrant's Registration Statement on Form N-1A as filed July 28, 2000, which provide for indemnification, as set forth below.

                  With respect to the indemnification of the Officers and Directors of the Corporation:
                  (a) The Corporation shall indemnify each officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                  (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such officer or Director is a party by reason of service in such capacity.

                  (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
            (a) Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund

                  Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

                  The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

                  Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

            (b) The Sub-Advisor for the VA International Small Portfolio of the Registrant is Dimensional Fund Advisors Ltd. ("DFAL"). DFAL has its principal place of business is 14 Berkeley Street, London W1X 5AD, England.

            (c) The Sub-Advisor for the VA International Small Portfolio of the Registrant is DFA Australia Limited ("DFA Australia"). DFA has its principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia.

ITEM 27.    PRINCIPAL UNDERWRITERS.
            Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.

                  (a)   Not applicable.

                  (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated March 31, 1989, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares.

                  (c)   Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS.
            The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

            Name                                     Address
            ----                                     -------
            DFA Investment Dimensions Group Inc.     1299 Ocean Avenue
                                                     11th Floor
                                                     Santa Monica, CA

                                                     90401

            PFPC Inc.                                400 Bellevue Parkway,
                                                     Wilmington, DE 19809

ITEM 29.    MANAGEMENT SERVICES.
            None.

ITEM 30.    UNDERTAKINGS.
            Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 61/62 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica and State of California on the 17th day of May, 2001.

                        DFA INVESTMENT DIMENSIONS GROUP INC.
                                    (Registrant)

                        By:   /s/ David G. Booth*
                              ----------------------------
                              David G. Booth, President
                                    (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 61/62 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                      Date
---------                              -----                      ----

/s/ David G. Booth*                    President, Director and    May 17, 2001
-------------------                    Chairman-Chief
David G. Booth                         Executive Officer

/s/ Rex A. Sinquefield *               Director and               May 17, 2001
------------------------               Chairman-Chief
Rex A. Sinquefield                     Investment Officer

/s/ Michael T. Scardina *              Chief Financial            May 17, 2001
-------------------------              Officer, Treasurer
Michael T. Scardina                    and Vice President

/s/ George M. Constantinides *         Director                   May 17, 2001
------------------------------
George M. Constantinides

/s/ John P. Gould *                    Director                   May 17, 2001
-------------------
John P. Gould

/s/ Roger G. Ibbotson *                Director                   May 17, 2001
-----------------------
Roger G. Ibbotson

/s/ Myron S. Scholes *                 Director                   May 17, 2001
----------------------
Myron S. Scholes

/s/ Abbie J. Smith *                   Director                   May 17, 2001
--------------------
Abbie J. Smith

   * By:    /s/ Catherine L. Newell
            -----------------------
            Catherine L. Newell
            Attorney-in-Fact (Pursuant to a Power-of-Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dfa Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 17th day of May, 2001.

                        THE DFA INVESTMENT TRUST COMPANY
                                    (Registrant)

                        By:   /s/ David G. Booth *
                              ----------------------------
                              David G. Booth, President
                              (Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 61/62 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature                              Title                      Date
---------                              -----                      ----

/s/ David G. Booth *                   President, Trustee and     May 17, 2001
--------------------                   Chairman-Chief
David G. Booth                         Executive Officer

/s/ Rex A. Sinquefield *               Trustee and                May 17, 2001
------------------------               Chairman-Chief
Rex A. Sinquefield                     Investment Officer

/s/ Michael T. Scardina *              Chief Financial            May 17, 2001
-------------------------              Officer, Treasurer
Michael T. Scardina                    and Vice President

/s/ George M. Constantinides *         Trustee                    May 17, 2001
------------------------------
George M. Constantinides

/s/ John P. Gould *                    Trustee                    May 17, 2001
-------------------
John P. Gould

/s/ Roger G. Ibbotson *                Trustee                    May 17, 2001
-----------------------
Roger G. Ibbotson

/s/ Myron S. Scholes *                 Trustee                    May 17, 2001
----------------------
Myron S. Scholes

/s/ Abbie J. Smith *                   Trustee                    May 17, 2001
--------------------
Abbie J. Smith

   * By:    /s/ Catherine L. Newell
            -----------------------
            Catherine L. Newell
            Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX


N-1A Exhibit No.   EDGAR Exhibit No.    Description
----------------   -----------------    -----------

23(a)(14)          EX-99.a.14           Form of Articles of Supplementary

23(g)(2)(f)        EX-99.g.2.f          Form of Addendum Number Six to Custodian
                                        Agreement

23(h)(1)(f)        EX-99.h.1.f          Form of Addendum Number Six to Transfer
                                        Agency Agreement

23(h)(2)(f)        EX-99.h.2.f          Form of Addendum Number Six to
                                        Administration and Accounting Services
                                        Agreement

23(h)(3)(z)        EX-99.h.3.z          Form of Administration Agreement

23(i)(2)           EX-99.i.2            Form of Legal Opinion

23(j)              EX-99.j              Consent of Auditors